Long-Term Debt - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt outstanding	$ 71,710,000		$ 73,831,000	$ 81,094,000
Long-term debt, weighted average interest rate	3.53%	3.17%	3.27%	2.78%	2.57%
Current borrowing capacity			$ 0
Interest expense on long-term debt	$ 644,000	$ 641,000	2,577,000	$ 2,359,000	$ 1,796,000
Capitalized interest			$ 0	$ 13,000	$ 228,000